UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-43

DWS Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 04/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2008 (Unaudited)

DWS Large Company Growth Fund

	Shares	Value ($)

Common Stocks 98.0%
Consumer Discretionary 11.7%
Automobiles 0.7%
Harley-Davidson, Inc.	54,100	2,069,325
Hotels Restaurants & Leisure 3.3%
Darden Restaurants, Inc.	63,500	2,259,330
McDonald's Corp.	117,900	7,024,482

		9,283,812
Multiline Retail 3.6%
Kohl's Corp.*	86,601	4,230,459
Target Corp.	109,300	5,807,109

		10,037,568

Specialty Retail 3.2%
Dick's Sporting Goods, Inc.*	80,300	2,296,580
GameStop Corp. "A"*	72,900	4,012,416
Lowe's Companies, Inc.	98,500	2,481,215

		8,790,211
Textiles, Apparel & Luxury Goods 0.9%
NIKE, Inc. "B"	36,700	2,451,560
Consumer Staples 9.8%
Beverages 5.4%
Diageo PLC	285,012	5,853,904
PepsiCo, Inc.	133,940	9,178,908

		15,032,812
Food & Staples Retailing 1.1%
Shoppers Drug Mart Corp.	61,600	3,253,405
Food Products 1.6%
Dean Foods Co.*	191,900	4,459,756
Household Products 1.7%
Colgate-Palmolive Co.	66,450	4,698,015
Energy 14.0%
Energy Equipment & Services 5.4%
Noble Corp.	62,800	3,534,384
Schlumberger Ltd.	81,900	8,235,045
Transocean, Inc.*	22,657	3,341,001

		15,110,430
Oil, Gas & Consumable Fuels 8.6%
ConocoPhillips	39,290	3,384,833
Devon Energy Corp.	64,800	7,348,320
EOG Resources, Inc.	49,700	6,484,856
XTO Energy, Inc.	109,432	6,769,464

		23,987,473
Financials 3.7%
Capital Markets 1.3%
State Street Corp.	51,790	3,736,130
Diversified Financial Services 1.0%
CME Group, Inc.	6,053	2,768,945
Insurance 1.4%
Aflac, Inc.	57,319	3,821,458
Health Care 17.4%
Biotechnology 5.2%
Celgene Corp.*	49,200	3,057,288
Genentech, Inc.*	58,300	3,976,060
Gilead Sciences, Inc.*	145,300	7,520,728

		14,554,076
Health Care Equipment & Supplies 6.5%
Baxter International, Inc.	97,600	6,082,432
C.R. Bard, Inc.	35,100	3,305,367
Hologic, Inc.*	56,200	1,640,478
Medtronic, Inc.	74,400	3,621,792
Zimmer Holdings, Inc.*	46,400	3,441,024

		18,091,093

Life Sciences Tools & Services 1.2%
Thermo Fisher Scientific, Inc.*	58,100	3,362,247
Pharmaceuticals 4.5%
Abbott Laboratories	63,600	3,354,900
Eli Lilly & Co.	23,600	1,136,104
Johnson & Johnson	121,806	8,171,965

		12,662,969
Industrials 11.0%
Aerospace & Defense 5.7%
Goodrich Corp.	83,200	5,670,080
Honeywell International, Inc.	91,200	5,417,280
United Technologies Corp.	65,400	4,739,538

		15,826,898
Electrical Equipment 1.7%
Emerson Electric Co.	91,400	4,776,564
Machinery 1.6%
Parker Hannifin Corp.	56,650	4,523,502
Road & Rail 2.0%
Canadian National Railway Co.	106,500	5,579,535
Information Technology 22.6%
Communications Equipment 2.9%
Cisco Systems, Inc.*	174,890	4,484,179
QUALCOMM, Inc.	85,700	3,701,383

		8,185,562
Computers & Peripherals 7.6%
Apple, Inc.*	44,600	7,758,170
EMC Corp.*	232,100	3,574,340
Hewlett-Packard Co.	105,300	4,880,655
International Business Machines Corp.	41,600	5,021,120

		21,234,285
Electronic Equipment & Instruments 1.2%
Mettler-Toledo International, Inc.*	34,700	3,305,522
Internet Software & Services 1.2%
Google, Inc. "A"*	5,600	3,216,024
IT Services 4.0%
Accenture Ltd. "A"	119,000	4,468,450
Fiserv, Inc.*	49,700	2,512,335
Visa, Inc. "A"*	48,600	4,055,670

		11,036,455
Semiconductors & Semiconductor Equipment 1.9%
Intel Corp.	236,960	5,274,730
Software 3.8%
Adobe Systems, Inc.*	93,500	3,486,615
Electronic Arts, Inc.*	52,100	2,681,587
Microsoft Corp.	158,500	4,520,420

		10,688,622
Materials 5.8%
Chemicals 4.8%
Ecolab, Inc.	63,000	2,895,480
Monsanto Co.	51,700	5,894,834
Praxair, Inc.	50,100	4,574,631

		13,364,945

Metals & Mining 1.0%
Freeport-McMoRan Copper & Gold, Inc.	25,900	2,946,125
Telecommunication Services 1.5%
Diversified Telecommunication Services 1.0%
AT&T, Inc.	69,900	2,705,829
Wireless Telecommunication Services 0.5%
American Tower Corp. "A"*	33,300	1,445,886
Utilities 0.5%
Electric Utilities
Allegheny Energy, Inc.	24,400	1,312,720

Total Common Stocks (Cost $186,687,891)		273,594,489
Cash Equivalents 2.9%
Cash Management QP Trust, 2.54% (a) (Cost $8,191,714)	8,191,714	8,191,714
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $194,879,605) †	100.9	281,786,203
Other Assets and Liabilities, Net	(0.9)	(2,602,406)

Net Assets	100.0	279,183,797

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $196,014,791. At April 30, 2008, net unrealized appreciation for all securities based on tax cost was $85,771,412. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $89,370,638 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,599,226.

(a)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Large Company Growth Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Large Company Growth Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        June 16, 2008